The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
Nominal value	R$ 1,945,328,506	R$ 1,048,988,968
Original amortized cost	1,403,632	5,473,866
Mark-to-market adjustment	1,513,540	2,445,576
Fair value	2,917,172	7,919,442
Purchase Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	114,376,165	99,213,654
Purchase Commitments [Member] | Futures contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	89,694,759	61,640,819
Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	13,512,369	31,449,101
Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	11,169,037	6,123,734
Net amount value	3,622,411	2,234,955
Purchase Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	279,394,344	277,559,369
Original amortized cost	1,793,886	1,304,697
Mark-to-market adjustment	176,424	473,982
Fair value	1,970,310	1,778,679
Purchase Commitments [Member] | Option contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	257,221,828	250,565,454
Net amount value	8,445,913	8,112,967
Original amortized cost	1,132,138	748,111
Mark-to-market adjustment	(119)	(264)
Fair value	1,132,019	747,847
Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	6,590,716	3,442,347
Original amortized cost	75,499	151,280
Mark-to-market adjustment	(16,251)	(51,642)
Fair value	59,248	99,638
Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	15,581,800	23,551,568
Net amount value	356,823
Original amortized cost	586,249	405,306
Mark-to-market adjustment	192,794	525,888
Fair value	779,043	931,194
Purchase Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	30,418,892	32,430,997
Original amortized cost	(775,900)	303,733
Mark-to-market adjustment	(2,423)	(5,263)
Fair value	(778,323)	298,470
Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	30,224,123	31,622,823
Net amount value	5,541,862	4,716,522
Original amortized cost	(773,873)	231,503
Mark-to-market adjustment		(826)
Fair value	(773,873)	230,677
Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	194,769	808,174
Original amortized cost	(2,027)	72,230
Mark-to-market adjustment	(2,423)	(4,437)
Fair value	(4,450)	67,793
Sale Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	207,516,974	186,188,569
Sale Commitments [Member] | Futures contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	157,246,540	131,650,443
Net amount value	67,551,781	70,009,624
Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	42,723,808	50,649,347
Net amount value	29,211,439	19,200,246
Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	7,546,626	3,888,779
Sale Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	270,847,005	270,271,972
Original amortized cost	(1,100,416)	(943,666)
Mark-to-market adjustment	259,216	(148,378)
Fair value	(841,200)	(1,092,044)
Sale Commitments [Member] | Option contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	248,775,915	242,452,487
Original amortized cost	(122,879)	(96,655)
Mark-to-market adjustment		45
Fair value	(122,879)	(96,610)
Sale Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	6,846,113	3,986,437
Net amount value	255,397	544,090
Original amortized cost	(85,634)	(172,612)
Mark-to-market adjustment	48,655	115,438
Fair value	(36,979)	(57,174)
Sale Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	15,224,977	23,833,048
Net amount value		281,480
Original amortized cost	(891,903)	(674,399)
Mark-to-market adjustment	210,561	(263,861)
Fair value	(681,342)	(938,260)
Sale Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	28,105,417	30,185,980
Original amortized cost	942,362	1,876,674
Mark-to-market adjustment	(21,228)	(38,817)
Fair value	921,134	1,837,857
Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	24,682,261	26,906,301
Fair value	340,407	(92,393)
Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	3,423,156	3,279,679
Net amount value	3,228,387	2,471,505
Original amortized cost	601,955	1,969,067
Mark-to-market adjustment	(21,228)	(38,817)
Fair value	580,727	1,930,250
Assets (long position) [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	568,304,026	85,399,663
Original amortized cost	8,554,392	13,299,664
Mark-to-market adjustment	2,122,139	3,501,416
Fair value	10,676,531	16,801,080
Assets (long position) [Member] | Swap contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	39,592,088	26,515,089
Net amount value	434,157
Original amortized cost	989,603	(33,786)
Mark-to-market adjustment	2,501,866	1,594,172
Fair value	3,491,469	1,560,386
Assets (long position) [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	82,003,795	32,743,824
Net amount value		14,819,075
Original amortized cost	4,659,421	8,095,899
Mark-to-market adjustment	(122,999)	2,530,658
Fair value	4,536,422	10,626,557
Assets (long position) [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	289,433,670	9,522,191
Net amount value	124,511,759	4,995,108
Original amortized cost	1,913,030	539,030
Mark-to-market adjustment	(51,790)	130,607
Fair value	1,861,240	669,637
Assets (long position) [Member] | Swap contract [member] | Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	157,051,442	16,113,972
Net amount value	71,837,047	9,253,753
Original amortized cost	751,565	4,135,240
Mark-to-market adjustment	(198,742)	(765,075)
Fair value	552,823	3,370,165
Assets (long position) [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	223,031	504,587
Original amortized cost	240,773	563,281
Mark-to-market adjustment	(6,196)	11,054
Fair value	234,577	574,335
Liabilities (unrestricted position) [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	446,365,683	67,738,764
Original amortized cost	(8,010,692)	(10,367,236)
Mark-to-market adjustment	(1,020,588)	(1,337,364)
Fair value	(9,031,280)	(11,704,600)
Liabilities (unrestricted position) [Member] | Swap contract [member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	39,157,931	37,713,535
Net amount value		11,198,446
Original amortized cost	(1,244,424)	(29,833)
Mark-to-market adjustment	(1,045,548)	(1,336,711)
Fair value	(2,289,972)	(1,366,544)
Liabilities (unrestricted position) [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	156,724,798	17,924,749
Net amount value	74,721,003
Original amortized cost	(4,335,358)	(5,924,580)
Mark-to-market adjustment	18,852	(53,459)
Fair value	(4,316,506)	(5,978,039)
Liabilities (unrestricted position) [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	164,921,911	4,527,083
Original amortized cost	(1,298,745)	(670,302)
Mark-to-market adjustment	103,403	49,439
Fair value	(1,195,342)	(620,863)
Liabilities (unrestricted position) [Member] | Swap contract [member] | Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	85,214,395	6,860,219
Original amortized cost	(688,110)	(2,983,362)
Mark-to-market adjustment	(105,390)	21,352
Fair value	(793,500)	(2,962,010)
Liabilities (unrestricted position) [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	346,648	713,178
Net amount value	123,617	208,591
Original amortized cost	(444,055)	(759,159)
Mark-to-market adjustment	8,095	(17,985)
Fair value	R$ (435,960)	R$ (777,144)